Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 569	$ 64
Restricted cash and cash equivalents	531	524
Accounts receivable	1,054	1,213
Material and supplies	583	611
Other current assets	365	418
Total current assets	3,102	2,830
Properties	40,069	39,669
Operating lease right-of-use assets	435	520
Pension asset	777	336
Intangible assets, goodwill and other	421	429
Total assets	44,804	43,784
Current liabilities
Accounts payable and other	2,364	2,357
Current portion of long-term debt	910	1,930
Total current liabilities	3,274	4,287
Deferred income taxes	8,271	7,844
Other liabilities and deferred credits	534	634
Pension and other postretirement benefits	767	733
Long-term debt	11,996	11,866
Operating lease liabilities	311	379
Shareholders' equity
Common shares	3,698	3,650
Common shares in Share Trusts	(115)	(163)
Additional paid-in capital	379	403
Accumulated other comprehensive loss	(3,472)	(3,483)
Retained earnings	19,161	17,634
Total shareholders' equity	19,651	18,041
Total liabilities and shareholders' equity	$ 44,804	$ 43,784